Trade and other receivables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

	December 31, 2020	December 31, 2019
Trade accounts receivable	$29,252	$27,009
Other receivables	5,269	3,345
Contract assets	22,274	18,962
	$56,795	$49,316

Contract assets

Contract assets primarily relate to the Corporation's rights to consideration for work completed but not billed as at December 31, 2020 for engineering services and technology transfer services.
8.     Trade and other receivables (cont'd):

Contract assets	December 31, 2020
At January 1, 2020	$18,962
Additions to contract assets	18,457
Invoiced during the year	(15,145)
At December 31, 2020	$22,274

Information about the Corporation's exposure to credit and market risks, and impairment losses for trade receivables and contract assets is included in note 31.
Other receivables
During the year ended December 31, 2020, the Corporation recognized $2,003,000 of government financial assistance under the Canada Emergency Wage Subsidy ("CEWS") and Canada Emergency Rent Subsidy ("CERS") programs, of which $71,000 was received in December 2020 and the remainder received subsequent to December 31, 2020. The government financial assistance received under the CEWS and CERS programs were recognized as a reduction of compensation expense and rent expense in the consolidated statement of loss and comprehensive income (loss), respectively.